PREPAYMENTS TO SUPPLIERS, NET (Tables)	12 Months Ended
Dec. 31, 2011
Movement of Provision for Doubtful Recoveries of Prepayments

The following table presents the movement of the provision for doubtful recoveries of prepayments. The additions and reversals of provision for doubtful recoveries of prepayments are included general and administrative expenses in the Company’s consolidated statements of operations.

	December 31, 2009	December 31, 2010	December 31, 2011
Beginning balance	20,582	38,456	40,794
Additions	17,874	4,749	70,459
Reversals of provision for doubtful recoveries	0	(2,411)	(4,234)

Ending balance	38,456	40,794	107,019